ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	6 Months Ended
Jun. 30, 2023
Disclosure of analysis of other comprehensive income by item [abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Attributable to Limited Partners
The following tables present the changes in accumulated other comprehensive income (loss) reserves attributable to limited partners for the six months ended June 30, 2023 and 2022:

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2023	$(247)	$(8)	$112	$(143)
Other comprehensive income (loss)	28	13	(19)	22
Ownership changes	—	—	—	—
Balance as at June 30, 2023	$(219)	$5	$93	$(121)
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(1)Represents net investment hedges, cash flow hedges, insurance finance and other reserves.

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2022	$(252)	$76	$23	$(153)
Adoption of new accounting standards (2)	—	—	1	1
As adjusted opening balance January 1, 2022	(252)	76	24	(152)
Other comprehensive income (loss)	(33)	(73)	42	(64)
Ownership changes	3	—	1	4
Issuance of BBUC exchangeable shares (3)	$67	$(15)	$(5)	$47
Balance as at June 30, 2022	$(215)	$(12)	$62	$(165)
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(1)Represents net investment hedges, cash flow hedges, insurance finance and other reserves.
(2)Refer to Note 2(b) for further details.
(3)In connection with the special distribution of BBUC, $47 million of accumulated other comprehensive income (loss) was reallocated to BBUC exchangeable shares. Refer to Note 1 for further details.